Depreciation, depletion and amortization (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	$ 3,923	$ 3,512	$ 7,723	$ 7,137
UNITED STATES
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,338	1,159	2,592	2,242
Non-US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	2,585	2,353	5,131	4,895
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,407	1,203	2,847	2,458
Operating segments [member] | oil production & operations
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,370	1,371	2,697	2,800
Operating segments [member] | customers & products
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	894	715	1,691	1,432
Other Business And Corporate, Non-Segment
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	$ 252	$ 223	$ 488	$ 447